OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
NOTE 2	-	OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2013	2012

Prepaid expenses and others	9,314	6,094
Government institutions	1,716	3,156
Deferred installation expenses	2,905	2,647
Deferred income taxes (*)	3,692	2,497
Advances to suppliers	457	865
Employees	300	135
Related parties and others	53	5
	18,437	15,399

(*)	See Note 15.